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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Matthew J. Beck

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	November 30 & May 31

Date of reporting period:	August 31, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

BARROW VALUE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

August 31, 2018 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Consumer Discretionary - 20.3%
Auto Components - 2.6%
BorgWarner, Inc.	5,983	$261,876
Cooper-Standard Holdings, Inc. (a)	1,177	162,932
Dana, Inc.	8,201	160,494
Gentex Corporation (b)	11,112	259,798
Lear Corporation (b)	1,526	247,517
Tenneco, Inc.	3,775	161,532
Tower International, Inc.	4,886	165,147
		1,419,296
Diversified Consumer Services - 0.5%
H&R Block, Inc. (b)	10,195	275,877

Hotels, Restaurants & Leisure - 3.7%
Bluegreen Vacations Corporation	8,371	156,370
Bojangles', Inc. (a)	11,702	170,849
Choice Hotels International, Inc.	3,453	269,507
Hilton Grand Vacations, Inc. (a)	5,176	169,048
Hilton Worldwide Holdings, Inc.	5,573	432,576
Jack in the Box, Inc.	1,806	163,696
Papa John's International, Inc.	3,915	180,560
Yum! Brands, Inc. (b)	5,108	443,834
		1,986,440
Household Durables - 2.2%
D.R. Horton, Inc.	9,582	426,495
Hooker Furniture Corporation	3,530	148,436
La-Z-Boy, Inc. (b)	5,180	172,235
NVR, Inc. (a) (b)	99	264,177
Tupperware Brands Corporation (b)	4,880	158,698
		1,170,041
Internet & Direct Marketing Retail - 1.4%
Booking Holdings, Inc. (a)	222	433,244
Nutrisystem, Inc.	4,068	150,516
PetMed Express, Inc.	4,269	156,630
		740,390
Leisure Products - 1.3%
Johnson Outdoors, Inc. - Class A	1,658	167,922
Malibu Boats, Inc. - Class A (a)	4,157	200,409
MCBC Holdings, Inc. (a)	6,276	173,029
Sturm, Ruger & Company, Inc.	2,750	179,988
		721,348
Media - 2.9%
DISH Network Corporation - Class A (a)	7,597	268,554

BARROW VALUE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Consumer Discretionary - 20.3% (Continued)
Media - 2.9% (Continued)
Interpublic Group of Companies, Inc. (The) (b)	11,922	$278,379
John Wiley & Sons, Inc. - Class A	4,179	269,754
Liberty Media Corporation - Liberty SiriusXM - Series A (a)	5,603	261,884
Omnicom Group, Inc.	3,878	268,823
Viacom, Inc. - Class B	8,621	252,423
		1,599,817
Multi-Line Retail - 1.8%
Big Lots, Inc.	3,398	146,284
Dollar General Corporation (b)	4,101	441,801
Dollar Tree, Inc. (a)	4,563	367,367
		955,452
Specialty Retail - 2.0%
Aaron's, Inc.	3,435	170,788
Bed Bath & Beyond, Inc.	8,916	159,953
Buckle, Inc. (The)	6,169	158,852
Chico's FAS, Inc.	16,495	150,434
GameStop Corporation - Class A	10,589	140,516
Hibbett Sports, Inc. (a)	6,680	137,274
Winmark Corporation (b)	1,093	163,076
		1,080,893
Textiles, Apparel & Luxury Goods - 1.9%
Deckers Outdoor Corporation (a)	2,163	263,540
Hanesbrands, Inc.	14,300	250,822
Skechers U.S.A., Inc. - Class A (a)	8,913	262,755
Tapestry, Inc.	5,432	275,348
		1,052,465
Consumer Staples - 20.3%
Food Products - 11.0%
Cal-Maine Foods, Inc.	12,348	610,609
Conagra Brands, Inc.	19,240	707,070
Hostess Brands, Inc. (a) (b)	50,873	598,266
Ingredion, Inc. (b)	7,189	726,592
J.M. Smucker Company (The) (b)	6,345	655,946
Kellogg Company	5,954	427,438
Kraft Heinz Company (The)	7,111	414,358
Pilgrim's Pride Corporation (a) (b)	39,490	730,170
Sanderson Farms, Inc. (b)	5,816	615,100
Tyson Foods, Inc. - Class A	7,033	441,743
		5,927,292
Household Products - 2.1%
Energizer Holdings, Inc. (b)	11,209	712,780

BARROW VALUE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Consumer Staples - 20.3% (Continued)
Household Products - 2.1% (Continued)
Procter & Gamble Company (The)	5,190	$430,511
		1,143,291
Personal Products - 3.5%
Edgewell Personal Care Company (a) (b)	10,560	596,323
Herbalife Nutrition Ltd. (a) (b)	12,285	695,208
USANA Health Sciences, Inc. (a) (b)	4,660	614,887
		1,906,418
Tobacco - 3.7%
Altria Group, Inc. (b)	7,174	419,822
Philip Morris International, Inc.	5,163	402,146
Turning Point Brands, Inc.	17,851	600,865
Vector Group Ltd. (b)	36,220	562,497
		1,985,330
Energy - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
Alliance Resource Partners, L.P.	13,519	271,732
Antero Midstream GP, L.P.	17,103	288,870
Antero Midstream Partners, L.P.	10,108	295,861
Arch Coal, Inc. - Class A	3,046	270,089
CVR Refining, L.P.	14,260	305,164
Delek Logistics Partners, L.P.	8,738	279,179
EQT Midstream Partners, L.P.	5,827	333,071
Green Plains Partners, L.P.	17,148	260,649
HollyFrontier Corporation (b)	4,663	347,487
Peabody Energy Corporation	7,554	312,056
Renewable Energy Group, Inc. (a)	12,899	347,628
		3,311,786
Health Care - 21.1%
Health Care Equipment & Supplies - 10.7%
Anika Therapeutics, Inc. (a)	5,644	233,605
Atrion Corporation	365	239,093
Danaher Corporation	5,059	523,809
Edwards Lifesciences Corporation (a)	3,651	526,620
Hologic, Inc. (a) (b)	13,490	536,362
Integer Holdings Corporation (a)	3,295	263,271
Lantheus Holdings, Inc. (a) (b)	17,604	283,424
LeMaitre Vascular, Inc. (b)	6,380	239,314
Masimo Corporation (a) (b)	4,782	563,750
Meridian Bioscience, Inc. (b)	15,648	245,674
Quidel Corporation (a)	3,320	255,242
Stryker Corporation	3,034	514,051
Teleflex, Inc.	2,250	556,717

BARROW VALUE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Health Care - 21.1% (Continued)
Health Care Equipment & Supplies - 10.7% (Continued)
Varex Imaging Corporation (a)	8,210	$257,794
Varian Medical Systems, Inc. (a) (b)	4,710	527,614
		5,766,340
Health Care Providers & Services - 7.7%
American Renal Associates Holdings, Inc. (a)	11,139	244,501
AmerisourceBergen Corporation (b)	6,122	550,796
AMN Healthcare Services, Inc. (a)	4,136	241,129
Apollo Medical Holdings, Inc. (a)	9,934	151,494
Cardinal Health, Inc.	10,766	561,878
McKesson Corporation	4,072	524,270
MEDNAX, Inc. (a) (b)	11,014	521,513
Premier, Inc. - Class A (a) (b)	13,653	603,872
Quest Diagnostics, Inc. (b)	4,833	531,533
Tivity Health, Inc. (a) (b)	6,968	239,699
		4,170,685
Pharmaceuticals - 2.7%
ANI Pharmaceuticals, Inc. (a)	4,094	238,271
Corcept Therapeutics, Inc. (a)	18,660	280,273
Horizon Pharma plc (a)	11,160	235,923
Innoviva, Inc. (a) (b)	16,866	244,894
Phibro Animal Health Corporation - Class A	4,731	223,303
Supernus Pharmaceuticals, Inc. (a) (b)	5,160	228,588
		1,451,252
Industrials - 8.1%
Aerospace & Defense - 0.5%
Engility Holdings, Inc. (a)	1,440	49,983
National Presto Industries, Inc. (b)	397	52,642
TransDigm Group, Inc. (a) (b)	481	168,350
		270,975
Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	1,897	139,012

Building Products - 1.4%
A.O. Smith Corporation	2,379	138,172
Fortune Brands Home & Security, Inc.	2,527	133,881
Gibraltar Industries, Inc. (a)	1,148	52,119
Johnson Controls International plc	4,717	178,161
Masco Corporation (b)	3,584	136,085
NCI Building Systems, Inc. (a)	3,448	58,271
Patrick Industries, Inc. (a)	796	50,944
		747,633

BARROW VALUE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Industrials - 8.1% (Continued)
Commercial Services & Supplies - 0.8%
ACCO Brands Corporation	3,909	$48,472
Brady Corporation - Class A (b)	1,333	53,920
Deluxe Corporation	847	50,159
Ennis, Inc.	2,418	52,712
Herman Miller, Inc. (b)	1,300	49,790
Kimball International, Inc. - Class B	2,860	49,964
Knoll, Inc. (b)	2,129	50,117
McGrath RentCorp	855	49,590
SP Plus Corporation (a) (b)	1,258	48,936
		453,660
Electrical Equipment - 1.6%
Acuity Brands, Inc.	994	151,923
AMETEK, Inc.	2,269	174,622
Atkore International Group, Inc. (a)	1,932	52,898
Emerson Electric Company	2,328	178,628
EnerSys	656	54,442
Generac Holdings, Inc. (a)	909	50,440
Rockwell Automation, Inc.	999	180,779
		843,732
Industrial Conglomerates - 0.3%
Honeywell International, Inc. (b)	1,134	180,374

Machinery - 1.1%
Global Brass & Copper Holdings, Inc. (b)	1,358	52,351
GrafTech International Ltd.	6,837	126,348
Greenbrier Companies, Inc. (The) (b)	854	49,532
Hillenbrand, Inc.	948	48,490
Kadant, Inc.	525	53,051
Kennametal, Inc.	1,292	52,765
Meritor, Inc. (a)	2,320	50,251
Rexnord Corporation (a)	1,717	49,845
Wabash National Corporation (b)	2,742	50,014
Welbilt, Inc. (a)	2,469	54,639
		587,286
Professional Services - 1.1%
FTI Consulting, Inc. (a)	612	46,646
Heidrick & Struggles International, Inc.	1,174	51,891
ManpowerGroup, Inc.	1,529	143,313
Navigant Consulting, Inc. (a)	2,046	48,879
Resources Connection, Inc.	3,074	50,875
Robert Half International, Inc. (b)	1,732	135,408

BARROW VALUE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Industrials - 8.1% (Continued)
Professional Services - 1.1% (Continued)
TriNet Group, Inc. (a) (b)	2,376	$140,350
		617,362
Trading Companies & Distributors - 1.0%
H&E Equipment Services, Inc.	1,437	50,022
HD Supply Holdings, Inc. (a)	3,118	142,149
MSC Industrial Direct Company, Inc. - Class A	1,608	137,452
United Rentals, Inc. (a) (b)	918	143,089
WESCO International, Inc. (a)	843	51,549
		524,261
Information Technology - 12.9%
Communications Equipment - 1.8%
Casa Systems, Inc. (a)	7,483	109,925
Cisco Systems, Inc.	6,095	291,158
F5 Networks, Inc. (a) (b)	1,173	221,838
InterDigital, Inc. (b)	1,420	117,292
Juniper Networks, Inc.	7,874	223,858
		964,071
Electronic Equipment, Instruments & Components - 2.7%
Belden, Inc.	1,659	120,642
Coherent, Inc. (a)	1,182	225,289
Electro Scientific Industries, Inc. (a)	5,049	110,826
Insight Enterprises, Inc. (a)	2,175	119,930
IPG Photonics Corporation (a)	1,309	229,703
KEMET Corporation (a)	4,835	124,936
Methode Electronics, Inc. (b)	2,950	116,968
PC Connection, Inc. (b)	3,101	123,110
Systemax, Inc.	1,374	50,151
Tech Data Corporation (a)	1,373	99,886
Vishay Intertechnology, Inc.	4,968	118,238
		1,439,679
Internet Software & Services - 1.4%
Cars.com, Inc. (a) (b)	2,556	68,782
Cision Ltd. (a)	4,412	79,901
eBay, Inc. (a)	3,356	116,151
Facebook, Inc. - Class A (a)	632	111,061
j2 Global, Inc.	1,056	87,194
Match Group, Inc. (a)	1,690	84,585
NIC, Inc. (b)	4,303	72,290
Stamps.com, Inc. (a)	339	84,225
XO Group, Inc. (a)	2,425	72,896
		777,085

BARROW VALUE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Information Technology - 12.9% (Continued)
IT Services - 3.8%
Amdocs Ltd.	1,320	$86,170
Booz Allen Hamilton Holding Corporation (b)	1,731	88,558
CACI International, Inc. - Class A (a)	471	91,845
Cass Information Systems, Inc.	1,019	72,889
Cognizant Technology Solutions Corporation - Class A (b)	1,506	118,116
CSG Systems International, Inc.	1,889	70,554
DXC Technology Company	1,341	122,152
Euronet Worldwide, Inc. (a)	906	88,607
GreenSky, Inc. - Class A (a)	4,532	91,773
Hackett Group, Inc. (The)	3,761	76,988
International Business Machines Corporation	799	117,037
Leidos Holdings, Inc.	1,205	85,278
ManTech International Corporation - Class A (b)	1,136	75,339
MAXIMUS, Inc. (b)	1,334	88,711
Paychex, Inc. (b)	1,609	117,859
Perspecta, Inc.	3,881	90,272
Presidio, Inc. (a)	4,700	71,064
Sabre Corporation	3,383	88,330
Science Applications International Corporation (b)	989	89,227
Sykes Enterprises, Inc. (a)	2,487	75,207
TTEC Holdings, Inc.	2,794	73,203
Unisys Corporation (a)	4,459	82,937
Western Union Company (The)	4,563	86,332
		2,048,448
Software - 1.2%
American Software, Inc. - Class A	4,447	79,957
CDK Global, Inc.	1,334	83,135
Citrix Systems, Inc. (a)	762	86,883
Ebix, Inc. (b)	931	74,154
Manhattan Associates, Inc. (a) (b)	1,388	80,490
Oracle Corporation (b)	2,370	115,135
Progress Software Corporation	1,825	74,697
Rimini Street, Inc. (a)	11,234	57,069
		651,520
Technology Hardware, Storage & Peripherals - 2.0%
HP, Inc. (b)	11,145	274,724
NCR Corporation (a)	4,147	117,816
Seagate Technology plc	4,143	221,816
Western Digital Corporation	4,118	260,423
Xerox Corporation	8,152	227,115
		1,101,894

BARROW VALUE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Materials - 7.6%
Chemicals - 1.9%
Chemours Company (The)	7,532	$328,395
Huntsman Corporation	10,565	322,127
Valvoline, Inc. (b)	16,060	345,611
		996,133
Containers & Packaging - 3.2%
Avery Dennison Corporation	3,127	328,898
Greif, Inc. - Class A (b)	9,658	532,928
Sealed Air Corporation	8,648	346,871
Silgan Holdings, Inc.	19,027	518,486
		1,727,183
Paper & Forest Products - 2.5%
Boise Cascade Company (b)	11,545	504,517
Louisiana-Pacific Corporation	11,758	342,863
Schweitzer-Mauduit International, Inc. (b)	12,781	520,059
		1,367,439

Total Common Stocks (Cost $48,103,226)		$52,102,160

MONEY MARKET FUNDS - 3.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.82% (c) (Cost $1,966,760)	1,966,760	$1,966,760

Total Investments at Value - 100.0% (Cost $50,069,986)		$54,068,920

Other Assets in Excess of Liabilities - 0.0% (d)		26,153

Net Assets - 100.0%		$54,095,073

(a)	Non-income producing security.
(b)	All or a portion of the shares have been pledged as collateral for trading purposes (Note 4).
(c)	The rate shown is the 7-day effective yield as of August 31, 2018.
(d)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedule of Investments.

BARROW VALUE OPPORTUNITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2018 (Unaudited)

1.	Securities Valuation

Barrow Value Opportunity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$52,102,160	$-	$-	$52,102,160
Money Market Funds	1,966,760	-	-	1,966,760
Total	$54,068,920	$-	$-	$54,068,920

BARROW VALUE OPPORTUNITY FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of securities by industry type. As of August 31, 2018, the Fund did not have any transfers between Levels. There were no Level 3 securities or derivative instruments held by the Fund as of August 31, 2018. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2018:

Tax cost of portfolio investments	$50,311,397
Gross unrealized appreciation	$5,313,922
Gross unrealized depreciation	(1,556,399)
Net unrealized appreciation on investments	$3,757,523

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and the tax treatment of income and capital gains on publicly-traded partnerships held by the Fund.

4.	Borrowings

The Fund may borrow for investment purposes, subject to certain limits; these borrowings are referred to as “leverage.” Borrowings under this arrangement bear a variable interest rate.

CINCINNATI ASSET MANAGEMENT FUNDS:

BROAD MARKET STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

August 31, 2018 (Unaudited)

CORPORATE BONDS - 95.7%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 8.3%
AMC Entertainment Holdings, Inc.	5.750%	06/15/25	$67,000	$65,283
Ford Motor Company	4.346%	12/08/26	100,000	94,153
Ford Motor Credit Company, LLC	3.815%	11/02/27	150,000	135,169
Penske Auto Group, Inc.	5.375%	12/01/24	60,000	59,475
PulteGroup, Inc.	5.000%	01/15/27	2,000	1,913
QVC, Inc.	4.450%	02/15/25	70,000	67,311
Service Corporation International	7.500%	04/01/27	62,000	69,362
Tenneco, Inc.	5.375%	12/15/24	55,000	51,769
Tenneco, Inc.	5.000%	07/15/26	15,000	13,350
Toll Brothers Finance Corporation	5.625%	01/15/24	21,000	21,761
Toll Brothers Finance Corporation	4.875%	03/15/27	75,000	72,000
United Rentals, Inc.	5.875%	09/15/26	30,000	31,013
				682,559
Consumer Staples - 3.8%
Anheuser-Busch InBev S.A./N.V.	2.625%	01/17/23	100,000	96,809
B&G Foods, Inc.	5.250%	04/01/25	68,000	66,215
Ingles Markets, Inc.	5.750%	06/15/23	75,000	75,750
Spectrum Brands, Inc.	5.750%	07/15/25	70,000	71,050
				309,824
Energy - 4.9%
Cheniere Corpus Christi Holdings, LLC	5.875%	03/31/25	64,000	68,240
Chevron Corporation	2.954%	05/16/26	100,000	96,284
Exxon Mobil Corporation	3.043%	03/01/26	250,000	244,343
				408,867
Financials - 17.5%
Bank of America Corporation	3.970%	03/05/29	175,000	172,183
Bank of New York Mellon Corporation (The)	3.000%	02/24/25	100,000	96,791
Berkshire Hathaway, Inc.	3.125%	03/15/26	125,000	121,760
Branch Banking & Trust Company	3.625%	09/16/25	150,000	148,688
International Lease Finance Corporation	5.875%	08/15/22	150,000	160,004
Morgan Stanley	3.700%	10/23/24	175,000	173,736
PNC Financial Services Group, Inc. (The)	3.900%	04/29/24	150,000	150,653
Progressive Corporation (The)	2.450%	01/15/27	75,000	68,831
State Street Corporation	2.650%	05/19/26	175,000	164,618
U.S. Bancorp, Series MTN	3.100%	04/27/26	200,000	190,958
				1,448,222
Health Care - 4.6%
DaVita HealthCare Partners, Inc.	5.000%	05/01/25	80,000	76,200
Encompass Health Corporation	5.750%	11/01/24	35,000	35,569
Encompass Health Corporation	5.750%	09/15/25	15,000	15,188
HCA Holdings, Inc.	5.375%	02/01/25	36,000	36,501
HCA Holdings, Inc.	5.875%	02/15/26	15,000	15,544

CINCINNATI ASSET MANAGEMENT FUNDS:

BROAD MARKET STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 95.7% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 4.6% (Continued)
Medtronic, Inc.	3.500%	03/15/25	$150,000	$150,055
Teleflex, Inc.	4.625%	11/15/27	54,000	51,637
				380,694
Industrials - 15.9%
AECOM	5.125%	03/15/27	75,000	73,875
Arconic, Inc.	6.750%	01/15/28	64,000	65,760
General Dynamics Corporation	2.625%	11/15/27	100,000	93,185
Hawaiian Airlines, Inc., Series 2013-1A	3.900%	01/15/26	56,170	55,616
L-3 Communications Corporation	3.950%	05/28/24	195,000	194,135
Masco Corporation	3.500%	11/15/27	175,000	162,588
TransDigm, Inc.	6.375%	06/15/26	71,000	71,932
Union Pacific Corporation	3.000%	04/15/27	250,000	238,500
United Airlines, Inc., Class A Pass-Through Certificates, Series 2014-2	3.750%	03/03/28	171,459	171,540
United Airlines, Inc., Class B Pass-Through Certificates, Series 2013-1	5.375%	02/15/23	27,222	28,102
United Rentals North America, Inc.	5.500%	05/15/27	35,000	35,000
US Airways, Inc., Class A Pass-Through Certificates, Series 2012-2A	4.625%	12/03/26	119,988	123,736
				1,313,969
Information Technology - 9.9%
Apple, Inc.	3.250%	02/23/26	205,000	201,939
Intel Corporation	2.600%	05/19/26	50,000	46,925
Intel Corporation	3.150%	05/11/27	50,000	48,524
Microsoft Corporation	2.400%	08/08/26	200,000	186,375
Microsoft Corporation	3.300%	02/06/27	50,000	49,622
Oracle Corporation	2.650%	07/15/26	100,000	93,493
Seagate Technology plc	4.750%	01/01/25	80,000	76,785
Visa, Inc.	2.750%	09/15/27	125,000	117,818
				821,481
Materials - 5.4%
Alcoa, Inc.	5.125%	10/01/24	3,000	3,014
Berry Plastics Corporation	5.125%	07/15/23	33,000	32,959
Olin Corporation	5.000%	02/01/30	15,000	14,381
Steel Dynamics, Inc.	5.000%	12/15/26	80,000	79,800
U.S. Concrete, Inc.	6.375%	06/01/24	70,000	70,962
Vulcan Materials Company	3.900%	04/01/27	250,000	241,342
				442,458
Real Estate - 6.3%
American Tower Corporation	3.600%	01/15/28	100,000	94,165
CoreCivic, Inc.	4.750%	10/15/27	70,000	63,000
Equinix, Inc.	5.875%	01/15/26	20,000	20,800
GEO Group, Inc. (The)	6.000%	04/15/26	69,000	66,930

CINCINNATI ASSET MANAGEMENT FUNDS:

BROAD MARKET STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 95.7% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate - 6.3% (Continued)
Iron Mountain, Inc.	5.750%	08/15/24	$85,000	$84,469
SBA Communications Corporation	4.875%	09/01/24	17,000	16,816
Simon Property Group, L.P.	3.750%	02/01/24	150,000	151,775
Simon Property Group, L.P.	3.250%	11/30/26	25,000	24,188
				522,143
Telecommunication Services - 12.1%
CCO Holdings, LLC/CCO Holdings Capital Corporation	5.750%	01/15/24	70,000	71,388
Charter Communications Operating, LLC	4.908%	07/23/25	170,000	173,852
Charter Communications Operating, LLC	4.200%	03/15/28	80,000	76,759
Comcast Corporation	3.150%	03/01/26	115,000	109,731
CSC Holdings, LLC	5.250%	06/01/24	73,000	70,993
Lamar Media Corporation	5.750%	02/01/26	67,000	69,848
Outfront Media Capital, LLC	5.875%	03/15/25	42,000	42,525
Quebecor Media, Inc.	5.750%	01/15/23	61,000	63,440
Qwest Corporation	6.750%	12/01/21	150,000	161,069
Sinclair Television Group, Inc.	6.125%	10/01/22	8,000	8,232
T-Mobile USA, Inc.	6.375%	03/01/25	4,000	4,170
T-Mobile USA, Inc.	5.375%	04/15/27	59,000	59,454
Zayo Group, LLC	6.375%	05/15/25	80,000	83,900
				995,361
Utilities - 7.0%
AES Corporation (The)	5.500%	04/15/25	30,000	30,975
AES Corporation (The)	6.000%	05/15/26	35,000	37,187
American Water Capital Corporation	2.950%	09/01/27	125,000	119,157
AmeriGas Finance, LLC	5.875%	08/20/26	72,000	71,820
Calpine Corporation	5.750%	01/15/25	74,000	67,525
Commonwealth Edison Company	2.950%	08/15/27	250,000	236,830
Suburban Propane Partners, L.P.	5.500%	06/01/24	18,000	17,730
				581,224

Total Investments at Value - 95.7% (Cost $8,148,706)				$7,906,802

Other Assets in Excess of Liabilities - 4.3%				352,243

Net Assets - 100.0%				$8,259,045

See accompanying notes to Schedule of Investments.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2018 (Unaudited)

1.	Securities Valuation

Fixed income securities of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the “Fund”) are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of Ultimus Managers Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Cincinnati Asset Management, Inc. (the Fund’s adviser), under the general supervision of the Board. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

Corporate bonds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors. The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2018:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$7,906,802	$-	$7,906,802

CINCINNATI ASSET MANAGEMENT FUNDS:

BROAD MARKET STRATEGIC INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the investments by sector type. As of August 31, 2018, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2018. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2018:

Tax cost of portfolio investments	$8,148,706
Gross unrealized appreciation	$20,750
Gross unrealized depreciation	(262,654)
Net unrealized depreciation on investments	$(241,904)

LYRICAL U.S. VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS

August 31, 2018 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Consumer Discretionary - 8.9%
Auto Components - 3.6%
Adient plc	360,761	$15,617,344
Goodyear Tire & Rubber Company (The)	905,429	20,544,184
Tenneco, Inc.	200,488	8,578,881
		44,740,409
Household Durables - 2.5%
Whirlpool Corporation	241,218	30,147,426

Internet & Direct Marketing Retail - 2.8%
Qurate Retail, Inc. (a)	1,654,137	34,389,508

Energy - 13.6%
Energy Equipment & Services - 4.0%
National Oilwell Varco, Inc.	1,045,390	49,206,507

Oil, Gas & Consumable Fuels - 9.6%
EOG Resources, Inc.	490,897	58,038,752
Suncor Energy, Inc.	1,446,242	59,556,246
		117,594,998
Financials - 21.7%
Capital Markets - 6.9%
Affiliated Managers Group, Inc.	195,385	28,543,795
Ameriprise Financial, Inc.	392,079	55,659,535
		84,203,330
Insurance - 14.8%
Aflac, Inc.	1,335,800	61,767,392
Assurant, Inc.	226,685	23,307,752
Lincoln National Corporation	768,371	50,389,770
Willis Towers Watson plc	317,468	46,753,512
		182,218,426
Health Care - 13.7%
Health Care Providers & Services - 13.7%
Anthem, Inc.	300,315	79,502,390
HCA Healthcare, Inc.	666,999	89,451,236
		168,953,626
Industrials - 9.5%
Building Products - 3.6%
Johnson Controls International plc	1,179,485	44,549,149

Construction & Engineering - 1.4%
AECOM (a)	490,623	16,504,558

LYRICAL U.S. VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Industrials - 9.5% (Continued)
Road & Rail - 1.4%
Avis Budget Group, Inc. (a)	339,715	$10,568,533
Hertz Global Holdings, Inc. (a)	350,311	6,168,977
		16,737,510
Trading Companies & Distributors - 3.1%
AerCap Holdings N.V. (a)	675,423	38,478,848

Information Technology - 25.0%
Communications Equipment - 2.8%
ARRIS International plc (a)	547,562	14,187,332
CommScope Holding Company, Inc. (a)	650,909	20,627,306
		34,814,638
Electronic Equipment, Instruments & Components - 8.4%
Corning, Inc.	2,004,521	67,171,498
Flex Ltd. (a)	1,913,844	26,391,909
Tech Data Corporation (a)	135,228	9,837,837
		103,401,244
IT Services - 2.7%
Western Union Company (The)	1,760,137	33,301,792

Semiconductors & Semiconductor Equipment - 6.5%
Broadcom, Inc.	362,354	79,366,397

Technology Hardware, Storage & Peripherals - 4.6%
NCR Corporation (a)	536,932	15,254,238
Western Digital Corporation	643,634	40,703,414
		55,957,652
Materials - 7.3%
Chemicals - 4.9%
Celanese Corporation - Series A	514,123	60,064,990

Containers & Packaging - 2.4%
Crown Holdings, Inc. (a)	471,320	20,177,209
Owens-Illinois, Inc. (a)	573,564	10,134,876
		30,312,085

Total Common Stocks (Cost $1,030,841,115)		$1,224,943,093

LYRICAL U.S. VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.2%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 1.85% (b) (Cost $3,125,091)	3,125,091	$3,125,091

Total Investments at Value - 99.9% (Cost $1,033,966,206)		$1,228,068,184

Other Assets in Excess of Liabilities - 0.1%		1,018,465

Net Assets - 100.0%		$1,229,086,649

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2018.

See accompanying notes to Schedule of Investments.

LYRICAL U.S. VALUE EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2018 (Unaudited)

1. Securities Valuation

Lyrical U.S. Value Equity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

LYRICAL U.S. VALUE EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,224,943,093	$-	$-	$1,224,943,093
Money Market Funds	3,125,091	-	-	3,125,091
Total	$1,228,068,184	$-	$-	$1,228,068,184

Refer to the Fund’s Schedule of Investments for a listing of securities by industry type. As of August 31, 2018, the Fund did not have any transfers between Levels. In addition, the Fund did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2018. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2018:

Tax cost of portfolio investments	$1,051,085,004
Gross unrealized appreciation	$279,124,758
Gross unrealized depreciation	(102,141,578)
Net unrealized appreciation on investments	$176,983,180

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to losses deferred on wash sales.

4. Sector Risks

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector. As of August 31, 2018, the Fund had 25.0% of the value of its net assets invested in stocks within the Information Technology sector.

RYAN LABS CORE BOND FUND

SCHEDULE OF INVESTMENTS

August 31, 2018 (Unaudited)

U.S. TREASURY OBLIGATIONS - 18.9%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 11.8%
U.S. Treasury Notes	1.375%	08/31/20	$900,000	$878,098
U.S. Treasury Notes	1.375%	10/31/20	6,000,000	5,840,156
U.S. Treasury Notes	1.875%	12/15/20	1,010,000	992,522
U.S. Treasury Notes	1.500%	02/28/23	285,000	270,182
U.S. Treasury Notes	2.750%	04/30/23	160,000	160,069
U.S. Treasury Notes	1.625%	10/31/23	60,000	56,761
U.S. Treasury Notes	2.250%	11/15/27	2,470,000	2,349,974
U.S. Treasury Notes	2.875%	05/15/28	290,000	290,340
U.S. Treasury Notes	2.875%	08/15/28	310,000	310,593
				11,148,695
U.S. Treasury Bonds - 7.1%
U.S. Treasury Bonds	5.375%	02/15/31	485,000	610,873
U.S. Treasury Bonds	4.500%	02/15/36	1,235,000	1,505,301
U.S. Treasury Bonds	5.000%	05/15/37	165,000	214,545
U.S. Treasury Bonds	4.375%	02/15/38	55,000	66,778
U.S. Treasury Bonds	4.500%	05/15/38	415,000	512,217
U.S. Treasury Bonds	4.250%	05/15/39	810,000	972,443
U.S. Treasury Bonds	3.000%	05/15/42	1,085,000	1,086,017
U.S. Treasury Bonds	2.875%	11/15/46	80,000	77,966
U.S. Treasury Bonds	3.000%	02/15/47	60,000	59,927
U.S. Treasury Bonds	2.750%	08/15/47	265,000	251,646
U.S. Treasury Bonds	2.750%	11/15/47	1,150,000	1,091,826
U.S. Treasury Bonds	3.000%	02/15/48	245,000	244,541
U.S. Treasury Bonds	3.125%	05/15/48	50,000	51,162
				6,745,242

Total U.S. Treasury Obligations (Cost $18,215,487)				$17,893,937

MORTGAGE-BACKED SECURITIES - 39.6%	Coupon	Maturity	Par Value	Value
Commercial - 19.4%
AMSR Mortgage Trust, Series 2016-SFR1, Class D, 144A (1MO LIBOR + 240) (a)	4.473%	11/17/33	$1,000,000	$1,004,504
Banc of America Merrill Lynch Mortgage Trust, Series 2014-FRR5, Class A-K37, 144A (a)	2.654%	01/27/47	400,000	351,943

RYAN LABS CORE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 39.6% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 19.4% (Continued)
Barclays Commercial Mortgage Securities Trust, Series 2018-TALL, Class C, 144A (1MO LIBOR + 112) (a)	3.193%	03/15/37	$650,000	$649,997
Commercial Mortgage Trust, Series 2012-CR5, Class E, 144A (a)	4.320%	12/10/45	410,000	377,171
Commercial Mortgage Trust, Series 2013-CR7, Class D, 144A (a)	4.284%	03/10/46	410,000	298,607
Commercial Mortgage Trust, Series 2014-CR19, Class D, 144A (a)	4.714%	08/10/47	265,000	239,308
Commercial Mortgage Trust, Series 2016-CR28, Class D (a)	3.897%	02/10/49	310,000	287,497
Credit Suisse Mortgage Trust, Series 2013-IVR3, Class A1, 144A	2.500%	05/25/43	412,724	385,239
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class D (a)	3.357%	08/15/48	458,687	370,642
FREMF Mortgage Trust, Series 2015-K44, Class C, 144A (a)	3.683%	01/25/48	620,000	588,497
FREMF Mortgage Trust, Series 2015-K45, Class C, 144A (a)	3.591%	04/25/48	315,000	298,391
FREMF Mortgage Trust, Series 2015-K46, Class C, 144A (a)	3.695%	04/25/48	250,000	238,115
FREMF Mortgage Trust, Series 2015-K48, Class C, 144A (a)	3.637%	08/25/48	260,000	244,293
FREMF Mortgage Trust, Series 2015-K51, Class B, 144A (a)	3.953%	10/25/48	300,000	297,596
FREMF Mortgage Trust, Series 2016-K52, Class C, 144A (a)	3.923%	01/25/49	425,000	406,762
FREMF Mortgage Trust, Series 2016-K55, Class C, 144A (a)	4.161%	04/25/49	330,000	318,024
FREMF Mortgage Trust, Series 2016-K56, Class C, 144A (a)	3.938%	06/25/49	830,000	796,057
FREMF Mortgage Trust, Series 2017-K726, Class B, 144A (a)	3.972%	07/25/49	150,000	148,057
FREMF Mortgage Trust, Series 2016-K57, Class C, 144A (a)	3.919%	08/25/49	350,000	332,179
FREMF Mortgage Trust, Series 2017-K729, Class B, 144A (a)	3.675%	11/25/49	610,000	596,224
Goldman Sachs Mortgage Securities Trust, Series 2011-GC3, Class D, 144A (a)	5.638%	03/10/44	320,000	325,743

RYAN LABS CORE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 39.6% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 19.4% (Continued)
Goldman Sachs Mortgage Securities Trust, Series 2011-GC3, Class E, 144A	5.000%	03/10/44	$315,000	$297,973
Goldman Sachs Mortgage Securities Trust, Series 2012-GC6, Class C, 144A (a)	5.652%	01/10/45	375,000	388,559
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 144A	4.154%	08/05/34	370,000	364,984
JPMCC Commercial Mortgage Securities Trust, Series 2016-NINE, Class A, 144A (a)	2.854%	10/06/38	70,000	65,910
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class D, 144A (a)	3.246%	06/15/51	295,000	236,433
JPMorgan Mortgage Trust, Series 2017-3, Class 1A3, 144A	3.500%	08/25/47	508,485	498,057
JPMorgan Mortgage Trust, Series 2018-3, Class A5, 144A	3.500%	04/25/48	191,104	188,999
JPMorgan Mortgage Trust, Series 2018-1, Class A3, 144A	3.500%	06/25/48	192,226	188,168
JPMorgan Mortgage Trust, Series 2018-1, Class A5, 144A	3.500%	06/25/48	216,696	214,444
JPMorgan Mortgage Trust, Series 2018-4, Class A15, 144A	3.500%	10/25/48	382,006	380,294
OCP CLO Ltd., Series 2016-12A, Class A1, 144A (3MO LIBOR + 157) (a)	3.903%	10/18/28	1,050,000	1,050,659
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1, 144A	3.872%	01/05/43	624,000	590,384
Shackleton CLO Ltd., Series 2017-10A, Class A, 144A (3MO LIBOR + 133) (a)	3.689%	04/20/29	890,000	890,745
SoFi Consumer Loan Program Trust, Series 2018-3, Class C, 144A	4.670%	08/25/27	460,000	463,039
Towd Point Mortgage Trust, Series 2015-1, Class A5, 144A (a)	3.679%	10/25/53	835,000	847,879
Towd Point Mortgage Trust, Series 2017-1, Class M2, 144A	3.750%	10/25/56	740,000	724,447

RYAN LABS CORE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 39.6% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 19.4% (Continued)
Towd Point Mortgage Trust, Series 2016-5, Class M2, 144A	3.375%	10/25/57	$620,000	$590,924
Tralee CDO Ltd., Series 2013-1A, Class AR, 144A (3MO LIBOR + 132) (a)	3.668%	07/20/29	640,000	640,464
UBS Commercial Mortgage Trust, Series 2018-NYCHC, Class D, 144A (1MO LIBOR + 210) (a)	4.172%	02/15/32	450,000	448,542
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class E, 144A (a)	6.051%	01/10/45	480,000	463,694
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class D, 144A (a)	4.356%	09/15/50	320,000	299,926
				18,389,370
Federal Home Loan Mortgage Corporation - 8.7%
Federal Home Loan Mortgage Corporation, Pool #J19087	3.000%	05/01/27	247,712	247,565
Federal Home Loan Mortgage Corporation, Pool #G18481	3.000%	09/01/28	178,151	177,771
Federal Home Loan Mortgage Corporation, Pool #G18622	2.500%	12/01/31	327,055	317,827
Federal Home Loan Mortgage Corporation, Pool #A93093	4.500%	07/01/40	80,471	84,487
Federal Home Loan Mortgage Corporation, Pool #A94472	4.000%	10/01/40	138,360	142,141
Federal Home Loan Mortgage Corporation, Series 4667, Class LA	3.500%	01/15/43	877,477	883,834
Federal Home Loan Mortgage Corporation, Series 2018-HRP1, Class M-2, 144A (a)	3.714%	04/25/43	210,000	212,206
Federal Home Loan Mortgage Corporation, Pool #Q19470	3.000%	06/01/43	175,252	171,015
Federal Home Loan Mortgage Corporation, Pool #Q20576	3.000%	08/01/43	332,287	324,312
Federal Home Loan Mortgage Corporation, Pool #G08572	3.500%	02/01/44	113,359	113,616
Federal Home Loan Mortgage Corporation, Series 4791, Class L	4.000%	05/15/44	251,599	257,098
Federal Home Loan Mortgage Corporation, Pool #G08659	3.500%	08/01/45	887,770	885,396

RYAN LABS CORE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 39.6% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 8.7% (Continued)
Federal Home Loan Mortgage Corporation, Pool #G08677	4.000%	11/01/45	$464,822	$474,289
Federal Home Loan Mortgage Corporation, Pool #G08707	4.000%	05/01/46	1,651,671	1,683,509
Federal Home Loan Mortgage Corporation, Pool #G08737	3.000%	12/01/46	1,723,397	1,670,478
Federal Home Loan Mortgage Corporation, Pool #G08772	4.500%	06/01/47	574,433	597,119
				8,242,663
Federal National Mortgage Association - 7.9%
Federal National Mortgage Association, Pool #AJ7494	3.000%	12/01/26	181,914	181,932
Federal National Mortgage Association, Pool #AB5490	3.000%	07/01/27	57,906	57,912
Federal National Mortgage Association, Pool #AE0443	6.500%	10/01/39	16,174	18,009
Federal National Mortgage Association, Pool #AB5379	3.500%	06/01/42	1,101,946	1,104,539
Federal National Mortgage Association, Pool #AB6670	3.000%	10/01/42	155,647	152,090
Federal National Mortgage Association, Pool #AB9345	3.000%	05/01/43	304,005	296,702
Federal National Mortgage Association, Pool #AB9350	3.000%	05/01/43	130,812	127,717
Federal National Mortgage Association, Pool #AB9558	3.000%	06/01/43	319,886	312,213
Federal National Mortgage Association, Pool #AT5860	3.500%	06/01/43	577,412	578,780
Federal National Mortgage Association, Pool #AL4010	3.500%	07/01/43	136,942	137,264
Federal National Mortgage Association, Pool #AL5625	3.500%	03/01/44	85,803	86,006
Federal National Mortgage Association, Pool #AL5538	4.000%	07/01/44	58,045	59,636
Federal National Mortgage Association, Pool #AS5165	3.000%	06/01/45	176,804	172,631
Federal National Mortgage Association, Pool #MA3088	4.000%	08/01/47	461,338	469,947
Federal National Mortgage Association, Pool #MA3143	3.000%	09/01/47	71,625	69,373

RYAN LABS CORE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 39.6% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 7.9% (Continued)
Federal National Mortgage Association, Pool #MA3238	3.500%	01/01/48	$537,780	$535,060
Federal National Mortgage Association, Pool #MA3240	4.500%	01/01/48	1,135,072	1,179,382
Federal National Mortgage Association, Pool #MA3305	3.500%	03/01/48	1,899,070	1,889,465
				7,428,658
Government National Mortgage Association - 3.6%
Government National Mortgage Association, Pool #5175	4.500%	09/20/41	71,792	75,645
Government National Mortgage Association, Pool #MA3521	3.500%	03/20/46	565,820	569,205
Government National Mortgage Association, Pool #MA3937	3.500%	09/20/46	1,217,954	1,223,927
Government National Mortgage Association, Pool #MA5076	3.000%	03/20/48	485,675	475,400
Government National Mortgage Association, Series 2018-45, Class B	2.600%	09/16/52	680,000	602,178
Government National Mortgage Association, Series 2015-41, Class C (a)	3.151%	01/16/57	490,000	450,129
				3,396,484

Total Mortgage-Backed Securities (Cost $38,070,832)				$37,457,175

ASSET-BACKED SECURITIES - 14.4%	Coupon	Maturity	Par Value	Value
American Credit Acceptance Receivables Trust, Series 2017-3, Class D, 144A	3.430%	10/10/23	$330,000	$329,291
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class D	3.180%	07/18/23	410,000	404,647
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class D	3.820%	03/18/24	240,000	240,971
CIM Trust, Series 2018-R3, Class A2, 144A (b)	4.000%	09/25/57	480,000	475,379
CommonBond Student Loan Trust, Series 2018-AGS, Class B, 144A	3.580%	02/25/44	225,000	224,295
CommonBond Student Loan Trust, Series 2018-BGS, Class B, 144A	3.990%	09/25/45	570,000	573,550

RYAN LABS CORE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 14.4% (Continued)	Coupon	Maturity	Par Value	Value
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class C, 144A	4.040%	12/15/27	$320,000	$319,891
Drive Auto Receivables Trust, Series 2017-BA, Class D, 144A	3.720%	10/17/22	440,000	442,110
Drive Auto Receivables Trust, Series 2017-3, Class D, 144A	3.530%	12/15/23	1,000,000	996,161
Drive Auto Receivables Trust, Series 17-AA, Class D, 144A	4.160%	05/15/24	400,000	404,996
Drive Auto Receivables Trust, Series 2018-1, Class D	3.810%	05/15/24	620,000	618,215
Drive Auto Receivables Trust, Series 2018-2, Class D	4.140%	08/15/24	290,000	291,692
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 144A	4.220%	06/15/22	980,000	990,386
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 144A	3.680%	07/17/23	560,000	559,972
Exeter Automobile Receivables Trust, Series 2018-2A, Class D, 144A	4.040%	03/15/24	425,000	425,630
Harley Marine Financing, LLC, Series 2018-1A, Class A2, 144A (a)	5.682%	05/15/43	655,050	646,076
Hertz Vehicle Financing, LLC, Series 2018-1A, Class B, 144A	3.600%	02/25/24	260,000	254,829
Hertz Vehicle Financing, LLC, Series 2018-1A, Class C, 144A	4.390%	02/25/24	240,000	235,817
MVW Owner Trust, Series 2013-1A, Class B, 144A	2.740%	04/22/30	21,944	21,601
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class D, 144A	4.400%	01/14/28	360,000	361,469
Santander Drive Auto Receivables Trust, Series 2016-3, Class D	2.800%	08/15/22	660,000	653,299
Santander Drive Auto Receivables Trust, Series 2016-2, Class E	4.380%	09/15/23	620,000	627,279
Santander Drive Auto Receivables Trust, Series 2018-1, Class D	3.320%	03/15/24	280,000	275,671
Santander Drive Auto Receivables Trust, Series 2018-4, Class D	3.980%	12/15/25	360,000	361,061
Shops at Crystals Trust, Series 2016-CSTL, Class D, 144A	3.731%	07/05/36	510,000	464,993
Sierra Receivables Funding Company, LLC, Series 2016-3A, Class B, 144A	2.630%	10/20/33	167,436	162,689

RYAN LABS CORE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 14.4% (Continued)	Coupon	Maturity	Par Value	Value
SoFi Consumer Loan Program Trust, Series 2017-3, Class B, 144A (a)	3.850%	05/25/26	$200,000	$199,893
SoFi Consumer Loan Program Trust, Series 2017-5, Class B, 144A	3.690%	09/25/26	534,000	531,165
SoFi Consumer Loan Program Trust, Series 2018-1, Class B, 144A	3.650%	02/25/27	410,000	406,786
SoFi Consumer Loan Program Trust, Series 2018-2, Class C, 144A	4.250%	04/26/27	760,000	757,857
Westlake Automobile Receivables Trust, Series 2018-1A, Class D, 144A	3.410%	05/15/23	325,000	323,073
Total Asset-Backed Securities (Cost $13,622,281)				$13,580,744

CORPORATE BONDS - 26.3%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 0.6%
Alibaba Group Holding Ltd.	2.500%	11/28/19	$205,000	$203,978
Alibaba Group Holding Ltd.	3.600%	11/28/24	345,000	341,625
				545,603
Consumer Staples - 0.5%
Kroger Company (The)	4.450%	02/01/47	515,000	480,175

Energy - 4.2%
Andeavor, 144A	4.750%	12/15/23	520,000	542,309
Boardwalk Pipelines, L.P.	4.450%	07/15/27	500,000	488,427
Cenovus Energy, Inc.	6.750%	11/15/39	450,000	515,162
Colonial Pipeline Corporation, 144A	4.250%	04/15/48	90,000	88,287
Enable Midstream Partners, L.P.	4.400%	03/15/27	505,000	484,580
Kinder Morgan, Inc.	3.150%	01/15/23	178,000	174,791
Motiva Enterprises, LLC, 144A	6.850%	01/15/40	320,000	364,294
ONEOK, Inc.	4.950%	07/13/47	505,000	505,277
Sabine Pass Liquefaction, LLC, 144A	5.000%	03/15/27	130,000	133,788
Shell International Finance B.V.	1.875%	05/10/21	185,000	179,721
TC Pipelines, L.P.	4.375%	03/13/25	290,000	289,222
TC Pipelines, L.P.	3.900%	05/25/27	180,000	171,569
				3,937,427
Financials - 9.6%
Air Lease Corporation	2.125%	01/15/20	250,000	246,610
American Financial Group, Inc.	4.500%	06/15/47	440,000	419,759
Associated Bank, N.A.	3.500%	08/13/21	365,000	364,545
Aviation Capital Group, LLC, 144A	4.125%	08/01/25	470,000	466,913
Bank of America Corporation	3.004%	12/20/23	430,000	418,807

RYAN LABS CORE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 26.3% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 9.6% (Continued)
Bank of America Corporation	3.705%	04/24/28	$340,000	$328,997
Bank of Montreal	1.500%	07/18/19	200,000	197,975
Berkshire Hathaway, Inc.	2.100%	08/14/19	80,000	79,665
BGC Partners, Inc., 144A	5.375%	07/24/23	130,000	130,401
Boral Finance Properties Ltd., 144A	3.000%	11/01/22	380,000	367,392
Brighthouse Financial, Inc.	4.700%	06/22/47	515,000	431,515
Capital One Bank	3.375%	02/15/23	220,000	215,256
Citigroup, Inc.	4.450%	09/29/27	265,000	262,737
Credit Suisse AG of New York	3.625%	09/09/24	586,000	581,624
General Motors Financial Company, Inc.	3.250%	01/05/23	140,000	135,665
General Motors Financial Company, Inc.	4.350%	01/17/27	405,000	395,258
Goldman Sachs Group, Inc. (The)	3.850%	01/26/27	314,000	305,762
Goldman Sachs Group, Inc. (The)	4.017%	10/31/38	415,000	387,574
Hyundai Capital America, 144A	2.600%	03/19/20	235,000	231,899
JPMorgan Chase & Company	3.797%	07/23/24	450,000	451,371
JPMorgan Chase & Company	3.625%	12/01/27	490,000	466,682
Mitsubishi UFJ Financial Group, Inc.	3.535%	07/26/21	470,000	471,923
Morgan Stanley	3.950%	04/23/27	280,000	269,945
SMBC Aviation Capital Finance Designated Activity, 144A	2.650%	07/15/21	325,000	314,684
Sumitomo Mitsui Financial Group, Inc.	2.442%	10/19/21	435,000	422,484

Sumitomo Mitsui Financial Group, Inc.	2.784%	07/12/22	290,000	282,576
Voya Financial, Inc.	4.800%	06/15/46	415,000	416,151
				9,064,170
Health Care - 1.7%
Bayer U.S. Finance II, LLC	5.500%	08/15/25	315,000	331,439
Celgene Corporation	4.350%	11/15/47	445,000	407,393
CVS Health Corporation, 144A	5.050%	03/25/48	510,000	520,449
UnitedHealth Group, Inc.	3.750%	10/15/47	420,000	392,912
				1,652,193
Information Technology - 3.4%
Arrow Electronics, Inc.	3.250%	09/08/24	310,000	292,318
Arrow Electronics, Inc., 144A	3.875%	01/12/28	505,000	477,304
Broadcom Corporation/Broadcom Cayman Finance Ltd.	3.875%	01/15/27	540,000	505,223
Dell, Inc., 144A	8.350%	07/15/46	370,000	453,937
Motorola Solutions, Inc.	3.750%	05/15/22	590,000	589,113
Seagate HDD Cayman	4.875%	03/01/24	270,000	265,033
Seagate HDD Cayman	4.875%	06/01/27	180,000	169,048

RYAN LABS CORE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 26.3% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology - 3.4% (Continued)
Tech Data Corporation	4.950%	02/15/27	$480,000	$475,400
				3,227,376
Materials - 0.8%
Domtar Corporation	6.750%	02/15/44	320,000	340,309
Glencore Funding, LLC, 144A	4.000%	03/27/27	460,000	432,165
LyondellBasell Industries N.V.	5.000%	04/15/19	33,000	33,254
				805,728
Real Estate - 2.0%
Alexandria Real Estate Equities, Inc.	3.450%	04/30/25	450,000	434,544
Crown Castle International Corporation	3.200%	09/01/24	550,000	525,430
Crown Castle International Corporation	4.750%	05/15/47	260,000	250,159
EPR Properties	5.750%	08/15/22	385,000	405,939
Hospitality Properties Trust	4.375%	02/15/30	60,000	55,805
Hudson Pacific Properties, L.P.	3.950%	11/01/27	265,000	250,436
				1,922,313
Telecommunication Services - 2.3%
Américan Móvil S.A.B. de C.V.	5.000%	10/16/19	380,000	387,681
AT&T, Inc.	4.250%	03/01/27	250,000	246,847
AT&T, Inc., 144A	5.250%	03/01/37	263,000	261,270
Sprint Spectrum Company, LLC, 144A	3.360%	03/20/23	796,250	791,918
Verizon Communications, Inc.	4.272%	01/15/36	520,000	491,076
				2,178,792
Utilities - 1.2%
Buckeye Partners, L.P.	2.650%	11/15/18	125,000	125,030
ENEL Finance International N.V., 144A	4.750%	05/25/47	515,000	494,021
Oglethorpe Power Corporation	6.100%	03/15/19	60,000	60,933
Southern California Edison Company	4.000%	04/01/47	430,000	412,238
				1,092,222

Total Corporate Bonds (Cost $25,678,136)				$24,905,999

RYAN LABS CORE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

INTERNATIONAL BONDS - 0.1%	Coupon	Maturity	Par Value	Value
United Mexican States (Cost $102,689)	4.000%	10/02/23	$100,000	$100,250

MONEY MARKET FUNDS - 0.5%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 1.85% (c) (Cost $510,180)	510,180	$510,180

Total Investments at Value - 99.8% (Cost $96,199,605)		$94,448,285

Other Assets in Excess of Liabilities - 0.2%		154,198

Net Assets - 100.0%		$94,602,483

144A	- This security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $34,122,377 as of August 31, 2018, representing 36.1% of net assets (Note 4).
LIBOR	- London interbank offered rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of August 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $475,379 as of August 31, 2018, representing 0.5% of net assets (Note 1).
(b)	The rate shown is the 7-day effective yield as of August 31, 2018.

See accompanying notes to Schedules of Investments.

RYAN LABS LONG CREDIT FUND

SCHEDULE OF INVESTMENTS

August 31, 2018 (Unaudited)

U.S. TREASURY OBLIGATIONS - 5.1%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 0.9%
U.S. Treasury Notes	2.875%	08/15/28	$845,000	$846,618

U.S. Treasury Bonds - 4.2%
U.S. Treasury Bonds	3.000%	02/15/48	2,205,000	2,200,865
U.S. Treasury Bonds	3.125%	05/15/48	1,510,000	1,545,096
				3,745,961

Total U.S. Treasury Obligations (Cost $4,526,655)				$4,592,579

MORTGAGE-BACKED SECURITIES - 0.1%	Coupon	Maturity	Par Value	Value
Commercial - 0.1%
Commercial Mortgage Trust, Series 2013-CR7, Class D, 144A (a) (Cost $72,026)	4.284%	03/10/46	$82,500	$60,085

MUNICIPAL BONDS - 1.0%	Coupon	Maturity	Par Value	Value
New York City Water & Sewer System, Build America Bonds, Revenue	5.750%	06/15/41	$670,000	$850,009
New York State Dormitory Authority, Build America Bonds, Revenue	5.600%	03/15/40	10,000	12,120
Total Municipal Bonds (Cost $852,693)				$862,129

ASSET-BACKED SECURITIES - 0.0% (b)	Coupon	Maturity	Par Value	Value
MVW Owner Trust, Series 2013-1A , Class B, 144A (Cost $12,640)	2.740%	04/22/30	$12,801	$12,600

CORPORATE BONDS - 90.1%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 8.7%
21st Century Fox America, Inc.	6.200%	12/15/34	$740,000	$900,787
CBS Corporation	4.850%	07/01/42	500,000	484,450
Comcast Corporation	4.250%	01/15/33	1,505,000	1,499,250

RYAN LABS LONG CREDIT FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 90.1% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 8.7% (Continued)
Ford Motor Company	4.750%	01/15/43	$810,000	$671,570
General Motors Company, Inc.	6.750%	04/01/46	1,020,000	1,121,707
Hasbro, Inc.	6.350%	03/15/40	657,000	722,439
Johnson (S.C.) & Son, Inc., 144A	4.350%	09/30/44	690,000	704,486
Lowe's Companies, Inc.	4.050%	05/03/47	700,000	684,552
Newell Brands, Inc., 144A	5.500%	04/01/46	455,000	436,579
Time Warner, Inc.	6.550%	05/01/37	100,000	108,178
Time Warner, Inc.	6.750%	06/15/39	450,000	496,416
				7,830,414
Consumer Staples - 4.8%
Anheuser-Busch InBev S.A./N.V.	4.700%	02/01/36	1,200,000	1,218,744
General Mills, Inc.	4.550%	04/17/38	545,000	535,004
Kroger Company (The)	4.450%	02/01/47	985,000	918,393
Walmart, Inc.	3.950%	06/28/38	1,615,000	1,628,501
				4,300,642
Energy - 10.7%
Baker Hughes a GE Company, LLC, 144A	4.080%	12/15/47	1,200,000	1,093,036
Boardwalk Pipelines, L.P.	5.950%	06/01/26	706,000	756,192
Boardwalk Pipelines, L.P.	4.450%	07/15/27	340,000	332,130
CNOOC Finance (2015) U.S.A., LLC	4.375%	05/02/28	710,000	723,430
Energy Transfer Partners, L.P.	7.500%	07/01/38	165,000	196,941
Energy Transfer Partners, L.P.	6.500%	02/01/42	865,000	949,554
Energy Transfer Partners, L.P.	5.950%	10/01/43	110,000	114,201
Enterprise Products Operating, LLC	5.375%	02/15/78	1,380,000	1,292,975
EQT Corporation	3.900%	10/01/27	900,000	847,123
Kinder Morgan Energy Partners, L.P.	6.500%	09/01/39	817,000	917,172
Marathon Petroleum Corporation	5.850%	12/15/45	545,000	582,806
Petroleos Mexicanos	6.750%	09/21/47	687,000	635,942
TransCanada Pipelines Ltd.	4.875%	05/15/48	1,140,000	1,173,652
				9,615,154
Financials - 20.2%
American International Group, Inc.	4.500%	07/16/44	1,330,000	1,267,384
AXA Equitable Holdings, Inc., 144A	5.000%	04/20/48	710,000	668,719
Banco Santander S.A.	5.179%	11/19/25	1,040,000	1,054,787
Bank of America Corporation	4.244%	04/24/38	935,000	922,110
Brighthouse Financial, Inc.	4.700%	06/22/47	1,155,000	967,766
Capital One Financial Corporation	3.750%	03/09/27	965,000	921,247
Capital One Financial Corporation	3.800%	01/31/28	665,000	633,418

RYAN LABS LONG CREDIT FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 90.1% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 20.2% (Continued)
Crown Castle International Corporation, 144A	3.800%	02/15/28	$470,000	$450,131
GE Capital International Funding Company	4.418%	11/15/35	1,135,000	1,094,105
Goldman Sachs Group, Inc. (The)	6.125%	02/15/33	1,775,000	2,056,808
HSBC Bank USA	5.875%	11/01/34	1,315,000	1,511,743
Jefferies Group, LLC	6.500%	01/20/43	465,000	485,572
JPMorgan Chase & Company	3.882%	07/24/38	1,760,000	1,644,263
Manulife Financial Corporation	4.061%	02/24/32	1,165,000	1,113,247
National Rural Utility Cooperative Finance Corporation	3.400%	02/07/28	850,000	834,715
Royal Bank of Scotland Group plc (The)	4.892%	05/18/29	700,000	700,568
Wells Fargo & Company	3.900%	05/01/45	1,990,000	1,856,572
				18,183,155
Health Care - 8.9%
AbbVie, Inc.	4.300%	05/14/36	1,145,000	1,103,364
Anthem, Inc.	4.375%	12/01/47	835,000	781,311
Celgene Corporation	4.350%	11/15/47	1,115,000	1,020,773
Celgene Corporation	4.550%	02/20/48	215,000	203,426
CVS Health Corporation, 144A	5.050%	03/25/48	1,440,000	1,469,503
Duke University Health System, Inc.	3.920%	06/01/47	975,000	963,715
Medtronic, Inc.	4.375%	03/15/35	1,275,000	1,333,035
Mylan, Inc., 144A	4.550%	04/15/28	480,000	469,689
Stanford Health Care	3.795%	11/15/48	675,000	657,224
				8,002,040
Industrials - 4.3%
Burlington Northern Santa Fe, LLC	5.150%	09/01/43	865,000	977,616
General Electric Company	4.500%	03/11/44	810,000	785,728
Norfolk Southern Corporation	4.150%	02/28/48	915,000	886,814
United Parcel Service, Inc.	3.750%	11/15/47	1,275,000	1,188,146
				3,838,304
Information Technology - 3.6%
Alibaba Group Holding Ltd.	3.400%	12/06/27	1,010,000	949,738
Microsoft Corporation	4.100%	02/06/37	969,000	1,010,409
Oracle Corporation	3.800%	11/15/37	1,378,000	1,325,630
				3,285,777
Materials - 3.7%
BHP Billiton Finance (USA) Ltd.	5.000%	09/30/43	795,000	891,336
Glencore Funding, LLC, 144A	4.000%	03/27/27	1,170,000	1,099,202
International Paper Company	4.350%	08/15/48	460,000	421,425

RYAN LABS LONG CREDIT FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 90.1% (Continued)	Coupon	Maturity	Par Value	Value
Materials - 3.7% (Continued)
Nucor Corporation	4.400%	05/01/48	$915,000	$908,055
				3,320,018
Real Estate - 0.5%
Kimco Realty Corporation	4.450%	09/01/47	450,000	424,074

Telecommunication Services - 4.5%
AT&T, Inc.	4.500%	05/15/35	345,000	320,770
AT&T, Inc.	4.350%	06/15/45	1,815,000	1,556,425
Verizon Communications, Inc.	4.400%	11/01/34	2,280,000	2,205,799
				4,082,994
Utilities - 20.2%
Alabama Power Company	4.300%	01/02/46	805,000	815,272
Ameren Illinois Company	3.700%	12/01/47	565,000	532,952
American Water Capital Corporation	4.200%	09/01/48	910,000	909,195
Commonwealth Edison Company	4.000%	03/01/48	820,000	807,586
Connecticut Light and Power Company	4.150%	06/01/45	890,000	908,673
Consolidated Edison Company	4.500%	12/01/45	1,075,000	1,124,721
DTE Electric Company	4.050%	05/15/48	975,000	977,279
Duke Energy Progress, LLC	4.375%	03/30/44	865,000	898,430
Duke Energy Progress, LLC	3.600%	09/15/47	240,000	219,797
Électricité de France S.A., 144A	4.950%	10/13/45	990,000	1,026,910
ENEL Finance International N.V., 144A	4.750%	05/25/47	590,000	565,965
Exelon Generation Company, LLC	5.600%	06/15/42	570,000	583,731
Florida Power & Light Company	3.700%	12/01/47	150,000	143,126
Florida Power & Light Company	3.950%	03/01/48	920,000	920,958
Florida Power & Light Company	4.125%	06/01/48	240,000	245,301
MidAmerican Energy Company	4.800%	09/15/43	953,000	1,052,001
Pacific Gas & Electric Company	6.050%	03/01/34	515,000	578,700
PacifiCorp	4.125%	01/15/49	225,000	225,013
Potomac Electric Power	4.150%	03/15/43	735,000	740,049
PPL Electric Utilities Corporation	4.750%	07/15/43	1,290,000	1,406,629
Sempra Energy	3.800%	02/01/38	1,245,000	1,145,748
Southern California Edison Company	4.650%	10/01/43	619,000	652,790
Southwestern Public Service Company	4.500%	08/15/41	1,045,000	1,101,509
Virginia Electric & Power Company	6.350%	11/30/37	440,000	556,623
				18,138,958

Total Corporate Bonds (Cost $83,453,323)				$81,021,530

RYAN LABS LONG CREDIT FUND

SCHEDULE OF INVESTMENTS (Continued)

INTERNATIONAL BONDS - 2.1%	Coupon	Maturity	Par Value	Value
Republic of Panama	4.500%	04/16/50	$575,000	$573,563
United Mexican States	4.750%	03/08/44	1,409,000	1,346,299
Total International Bonds (Cost $1,902,249)				$1,919,862

MONEY MARKET FUNDS - 0.5%			Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 1.85% (c) (Cost $440,882)			440,882	$440,882

Total Investments at Value - 98.9% (Cost $91,260,468)				$88,909,667

Other Assets in Excess of Liabilities - 1.1%				1,025,289

Net Assets - 100.0%				$89,934,956

144A	- This security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $8,056,905 as of August 31, 2018, representing 9.0% of net assets (Note 4).

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of August 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of August 31, 2018.

See accompanying notes to Schedules of Investments.

RYAN LABS FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2018 (Unaudited)

1. Securities Valuation

Fixed income securities of Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund (individually, a “Fund,” and collectively, the “Funds”) are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of Ultimus Managers Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Ryan Labs, Inc. (the Funds’ adviser), under the general supervision of the Board. Securities for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Board.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2018 by security type:

Ryan Labs Core Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$17,893,937	$-	$17,893,937
Mortgage-Backed Securities	-	37,457,175	-	37,457,175
Asset-Backed Securities	-	13,580,744	-	13,580,744
Corporate Bonds	-	24,905,999	-	24,905,999
International Bonds	-	100,250	-	100,250
Money Market Funds	510,180	-	-	510,180
Total	$510,180	$93,938,105	$-	$94,448,285

RYAN LABS FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Ryan Labs Long Credit Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$4,592,579	$-	$4,592,579
Mortgage-Backed Securities	-	60,085	-	60,085
Municipal Bonds	-	862,129	-	862,129
Asset-Backed Securities	-	12,600	-	12,600
Corporate Bonds	-	81,021,530	-	81,021,530
International Bonds	-	1,919,862	-	1,919,862
Money Market Funds	440,882	-	-	440,882
Total	$440,882	$88,468,785	$-	$88,909,667

As of August 31, 2018, the Funds did not have any transfers between Levels. In addition, the Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2018. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2018:

	Ryan Labs Core	Ryan Labs Long
	Bond Fund	Credit Fund
Tax cost of portfolio investments	$96,216,138	$91,324,627
Gross unrealized appreciation	$306,307	$631,094
Gross unrealized depreciation	(2,074,160)	(3,046,054)
Net unrealized depreciation on investments	$(1,767,853)	$(2,414,960)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for each Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration under the Securities Act of 1933, as amended, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Funds might be unable to dispose of the securities promptly or at a reasonable price. As of August 31, 2018, Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund had 36.1% and 9.0%, respectively, of the value of their net assets invested in Rule 144A securities.

RYAN LABS FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Risks Associated with Mortgage-Backed Securities

The Funds’ investments in mortgage-backed securities are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Funds to reinvest their assets at a lower prevailing interest rate. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As of August 31, 2018, Ryan Labs Core Bond Fund had 39.6% of the value of its net assets invested in mortgage-backed securities.

WAVELENGTH INTEREST RATE NEUTRAL FUND

SCHEDULE OF INVESTMENTS

August 31, 2018 (Unaudited)

EXCHANGE-TRADED FUNDS - 80.4%	Shares	Value
Emerging Markets Debt - 16.0%
Invesco Emerging Markets Sovereign Debt ETF	21,392	$569,669
iShares J.P. Morgan USD Emerging Markets Bond ETF	19,003	2,016,218
VanEck Vectors Emerging Markets High Yield Bond ETF	76,549	1,705,512
Vanguard Emerging Markets Government Bond ETF	48,745	3,651,975
		7,943,374
Real Estate Investment Trusts (REITs) - 0.6%
Vanguard Real Estate ETF	3,400	285,770

U.S. Fixed Income - 63.8%
Invesco Senior Loan ETF	181,739	4,190,901
iShares iBoxx $ High Yield Corporate Bond ETF	23,220	2,005,279
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,553	179,278
iShares TIPS Bond ETF	80,308	9,001,724
SPDR Bloomberg Barclays Convertible Securities ETF	79,437	4,317,401
SPDR Bloomberg Barclays High Yield Bond ETF	36,533	1,315,188
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	159,609	4,397,228
Vanguard Mortgage-Backed Securities ETF	10,294	529,421
Vanguard Short-Term Corporate Bond ETF	53,252	4,174,957
Vanguard Short-Term Inflation-Protected Securities ETF	33,219	1,627,731
		31,739,108

Total Exchange-Traded Funds (Cost $40,295,674)		$39,968,252

WAVELENGTH INTEREST RATE NEUTRAL FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 16.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.82% (a)	4,811,249	$4,811,249
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 1.85% (a)	3,187,056	3,187,056
Total Money Market Funds (Cost $7,998,305)		$7,998,305

Total Investments at Value - 96.5% (Cost $48,293,979)		$47,966,557

Other Assets in Excess of Liabilities - 3.5%		1,741,904

Net Assets - 100.0%		$49,708,461

(a)	The rate shown is the 7-day effective yield as of August 31, 2018.

See accompanying notes to Schedules of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND

SCHEDULE OF FUTURES CONTRACTS

August 31, 2018 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
E-Mini Gold Future	2	09/26/2018	$120,000	$(1,916)

Index Futures
E-Mini Dow ($5) Future	9	09/21/2018	1,168,650	25,267
E-Mini Nasdaq 100 Future	8	09/21/2018	1,225,280	43,824
E-Mini S&P 500 Future	8	09/21/2018	1,160,800	30,733
Total Index Futures			3,554,730	99,824

Treasury Futures
5-Year U.S. Treasury Note Future	47	12/31/2018	5,327,891	7,687
10-Year U.S. Treasury Note Future	16	12/19/2018	1,923,000	(1,120)
Total Treasury Futures			7,250,891	6,567

Total Futures Contracts			$10,925,621	$104,475

The average monthly notional value of future contracts during the three months ended August 31, 2018 was $9,922,900.

See accompanying notes to Schedules of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND

SCHEDULE OF FUTURES CONTRACTS SOLD SHORT

August 31, 2018 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation
Commodity Futures
E-Mini Silver Future	1	11/28/2018	$36,344	$29

Treasury Futures
U.S. Treasury Long Bond Future	3	12/19/2018	432,000	839

Total Futures Contracts Sold Short			$468,344	$868

The average monthly notional value of future contracts sold short during the three months ended August 31, 2018 was ($538,300).

See accompanying notes to Schedules of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2018 (Unaudited)

1.	Securities and Futures Valuation

Wavelength Interest Rate Neutral Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values its exchange-traded futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for these futures contracts are monitored daily by Wavelength Capital Management, LLC, the investment adviser to the Fund, until the close of regular trading to determine if fair valuation is required.

When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to the procedures adopted by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of August 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$39,968,252	$-	$-	$39,968,252
Money Market Funds	7,998,305	-	-	7,998,305
Total	$47,966,557	$-	$-	$47,966,557

	Level 1	Level 2	Level 3	Total
Other Financial Instruments:
Futures Contracts	$104,475	$-	$-	$104,475
Futures Contracts Sold Short	868	-	-	868
Total	$105,343	$-	$-	$105,343

As of August 31, 2018, the Fund did not have any transfers between Levels. In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2018. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal income tax

The following information is computed on a tax basis for each item as of August 31, 2018:

Cost of portfolio investments	$48,529,408

Gross unrealized appreciation	$371,912
Gross unrealized depreciation	(934,763)

Net unrealized depreciation	$(562,851)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gain or losses under income tax regulations and GAAP. These book/tax differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and the tax treatment of realized and unrealized gains and losses on futures contracts.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4.	Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus. Among these risks are those associated with investments in exchange-traded funds (“ETFs”). ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than net asset value (“NAV”) for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. To the extent that the Fund invests in an ETF, the Fund incurs additional expenses because the Fund bears its pro-rata portion of such ETF’s advisory fees and operational expenses. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of August 31, 2018, the Fund had 80.4% of the value of its net assets invested in ETFs.

5.	Derivatives Risk

Investing in derivatives, including futures contracts, involves the risk of sustaining large and sudden losses. The Fund’s use of derivatives may reduce its returns and/or increase its volatility, and fluctuations in the value of a derivative may not correlate perfectly with the overall securities markets.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Matthew J. Beck
Matthew J. Beck, Secretary
Date	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of Barrow Value Opportunity Core Fund, Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, Lyrical U.S. Value Equity Fund, Ryan Labs Core Bond Fund, Ryan Labs Long Credit Fund, and Wavelength Interest Rate Neutral Fund

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	October 26, 2018

*	Print the name and title of each signing officer under his or her signature.